INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Total	$ 14,692	$ 15,765
Cost
Disclosure of detailed information about intangible assets [line items]
Total	19,363	19,935	$ 17,739
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Total	$ (4,671)	$ (4,170)	$ (3,218)